SUPPLEMENTAL DISCLOSURES WITH RESPECT TO CASH FLOWS	12 Months Ended
Feb. 28, 2023
Supplemental Disclosures With Respect To Cash Flows
SUPPLEMENTAL DISCLOSURES WITH RESPECT TO CASH FLOWS

17.	SUPPLEMENTAL DISCLOSURES WITH RESPECT TO CASH FLOWS

	For the year ended February 28,
	2023	2022
	$	$
Supplemental cash-flow disclosure:
Interest	40,741	-
Income taxes	-	-

Supplemental non-cash disclosure:
Shares issued for exploration and evaluation assets acquisition	10,084,000	13,500,000
Units issued for acquisition	-	103,830,859
Capitalization of right-of-use assets and lease liabilities	-	301,440
Finders' shares issued for acquisition	-	1,865,947
Replacement stock options issued	-	1,644,993
Plateau warrants assumed	-	3,869,201
Reclassification of stock options exercised	3,132,758	2,758,727
Reclassification of stock options cancelled	1,157,471	8,742
Reclassification of warrants issued	-	378,704
Reclassification of warrants exercised	4,174,948	2,522,956
Reclassification of warrants expired	-	35,533